Related Party Transactions - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2019
Related Party Transactions [Line Items]
Interest paid on loan	$ 1,879	$ 3,540	$ 3,934
Share purchase loan outstanding			$ 400	$ 400
Description of share purchase loan maturity	The loan bore interest at prime plus 1% and had a maturity date of the earlier of (i) March 31, 2019 or (ii) 30 days preceding a targeted Nasdaq or New York Stock Exchange listing date of Liminal’s shares.
Fair value of common share				137
Common share purchase loan extinguished in exchange for fair value of common share				$ 400
S A L P
Related Party Transactions [Line Items]
Debt modification date	Nov. 14, 2018
Debt restructuring completion date	Apr. 23, 2019
Interest expense	$ 2,121	7,831
Interest paid on loan	1,879	7,831
Professional fee expenses	$ 0	$ 469
S A L P | Top of Range
Related Party Transactions [Line Items]
Percentage of voting right of debt holders	20.00%